Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital and Share Premium
A.	Share Capital and Share Premium
	Ordinary Shares*			Class B Shares*
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2016	41,706,428	21	248,732	—	—	—
Own shares acquired	(144,131)	—	—	—	—	—
Shares issued during the year on exercise of share based awards	873,834	1	18,275	—	—	—
Reissue of own shares on conversion of convertible notes	659,939	—	999	—	—	—
Issue of ordinary shares on conversion of convertible notes	9,197,089	5	148,101	—	—	—
Issued in business combination	413,035	—	12,493	38,971,539	19	1,178,773
Balance as at March 31, 2017	52,706,194	27	428,600	38,971,539	19	1,178,773
Balance as at April 1, 2017	52,706,194	27	428,600	38,971,539	19	1,178,773
Shares issued during the period on exercise of share based awards	1,137,232	1	27,462	—	—	—
Issue of ordinary shares in placement offer, net of issuance costs	5,500,000	3	195,514	3,666,667	2	130,342
Balance as at March 31, 2018	59,343,426	31	651,576	42,638,206	21	1,309,115

*	Par value of USD 0.0005 per share